Intangible Assets (Details) - Schedule of carrying amount of goodwill - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Cost at beginning		£ 28,097	£ 3,264	£ 20
Additions	20		1,889	3,244
Acquisition of a subsidiary			22,944
Cost at ending	20		28,097	3,264
Accumulated amortization
Accumulated impairment at beginning		(1,437)	(76)
Charge for the Period			(1,361)	(76)
Accumulated impairment at ending			(1,437)	(76)
Net book value
At December 31, 2020			26,660
At December 31, 2019				3,188
At December 31, 2018	20
Domain Names [Member]
Cost
Cost at beginning		51	20	20
Additions	20		31
Acquisition of a subsidiary
Cost at ending	20		51	20
Accumulated amortization
Accumulated impairment at beginning		(9)	(4)
Charge for the Period			(5)	(4)
Accumulated impairment at ending			(9)	(4)
Net book value
At December 31, 2020			42
At December 31, 2019				16
At December 31, 2018	20
Development Assets [Member]
Cost
Cost at beginning		5,353	3,244
Additions			1,858	3,244
Acquisition of a subsidiary			251
Cost at ending			5,353	3,244
Accumulated amortization
Accumulated impairment at beginning		(1,428)	(72)
Charge for the Period			(1,356)	(72)
Accumulated impairment at ending			(1,428)	(72)
Net book value
At December 31, 2020			3,925
At December 31, 2019				3,172
At December 31, 2018
Goodwill [member]
Cost
Cost at beginning		22,693
Additions
Acquisition of a subsidiary		94,135	22,693
Cost at ending			22,693
Accumulated amortization
Accumulated impairment at beginning
Charge for the Period
Accumulated impairment at ending
Net book value
At December 31, 2020		£ 116,828	22,693
At December 31, 2019			£ 22,693
At December 31, 2018